Financial instruments (Details 23) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	$ 145,275	$ 154,529
Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	141,323	154,526
31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	2,394	0
61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	1,089	0
91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	132	0
121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	297	0
366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	40	3
Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	52,105	72,567
Goods [Member] | Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	48,969	72,567
Goods [Member] | 31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	1,919	0
Goods [Member] | 61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	912	0
Goods [Member] | 91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	25	0
Goods [Member] | 121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	278	0
Goods [Member] | 366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	2	0
Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	38,008	36,858
Services [Member] | Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	37,376	36,855
Services [Member] | 31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	314	0
Services [Member] | 61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	157	0
Services [Member] | 91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	107	0
Services [Member] | 121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	19	0
Services [Member] | 366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	35	3
Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	55,162	45,104
Others [Member] | Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	54,978	45,104
Others [Member] | 31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	161	0
Others [Member] | 61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	20	0
Others [Member] | 91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	0	0
Others [Member] | 121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	0	0
Others [Member] | 366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	$ 3	$ 0